ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2014	2015
	US$	US$

Payroll and welfare benefit	22,404	37,241
Other taxes and surcharges payable	45,705	42,484
Accrued unrecognized tax benefits and related interest and penalties	75,483	104,211
Amounts payable to employees	2,391	3,493
Amounts payable to sales and marketing agents	61,463	82,769
Refundable rental deposits	1,221	5,927
Accrued rental expenses	759	1,118
Amounts due to foremen and suppliers of decoration services	-	23,765
Amounts due to Tianxiajin investors	-	23,985
Down payments collected on behalf of secondary home sellers	-	4,452
Cash incentives payable to home buyers	-	14,594
Others	12,475	17,554

	221,901	361,593

Other taxes and surcharges payable consist of BT, VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

Amounts payable to employees represent cash collections from the designated broker upon the sale of exercised employee options on behalf of the employees.

Amounts due to foremen and suppliers of decoration services consist of service fees to the foremen and decoration materials cost to suppliers. Commencing in 2015, the Group began providing online decoration services through its decoration services channel on its websites.

Down payments collected on behalf of secondary home sellers consist of the down payments received from secondary home buyers which are transferrable to secondary home sellers when the transaction negotiation and documentation are completed. Commencing in January 2015, the Group began to provide real estate brokerage services and acts as an intermediary between sellers and buyers of secondary properties.

Refundable rental deposits were liabilities assumed from the BaoAn Acquisition, representing rental deposits received from the lessees of the BaoAn properties at the time of entering into the lease arrangements for offices and retail space. The rental deposits are refundable at the end of lease terms.

Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Group’s platform and register on the Group’s website.